UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2018 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
May 31, 2018

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 12.2%
Aptiv PLC (Ireland)	16,075	$1,567,312
Burlington Stores, Inc.*	2,100	307,125
Caesars Entertainment Corp.*	109,245	1,327,327
The Children’s Place, Inc.[1]	5,670	730,013
Darden Restaurants, Inc.	10,520	919,553
Foot Locker, Inc.	21,285	1,148,751
Michael Kors Holdings, Ltd. (United Kingdom)*	16,395	940,909
PVH Corp.	4,881	780,960
Ralph Lauren Corp.	5,255	707,218
Royal Caribbean Cruises, Ltd.	9,120	957,418
Toll Brothers, Inc.	10,265	405,365
Total Consumer Discretionary		9,791,951
Consumer Staples - 4.2%
Nomad Foods, Ltd. (United Kingdom)*	59,320	1,032,168
Pinnacle Foods, Inc.	10,600	677,764
Post Holdings, Inc.*	9,150	703,361
US Foods Holding Corp.*	25,380	905,558
Total Consumer Staples		3,318,851
Energy - 10.2%
Delek US Holdings, Inc.	10,300	574,534
Devon Energy Corp.	11,730	487,616
Energen Corp.*	26,330	1,786,227
Marathon Oil Corp.	37,995	814,233
McDermott International, Inc.*	33,610	730,346
Precision Drilling Corp. (Canada)*	379,330	1,316,275
SM Energy Co.	40,295	1,055,729
WPX Energy, Inc.*	77,415	1,409,727
Total Energy		8,174,687
Financials - 16.9%
The Allstate Corp.	7,870	735,688
Athene Holding, Ltd., Class A*	22,200	991,674
Cadence BanCorp	17,810	520,230
Citizens Financial Group, Inc.	59,885	2,446,302
CNA Financial Corp.	19,820	931,144
Comerica, Inc.	9,530	898,584
E*TRADE Financial Corp.*	12,440	788,074
FNB Corp. [1]	27,160	359,870
The Hartford Financial Services Group, Inc.	26,465	1,384,913
KeyCorp	41,645	809,579
Lazard, Ltd., Class A	12,460	640,942
Lincoln National Corp.	8,630	572,083

	Shares	Value
Loews Corp.	19,035	$930,240
Old Republic International Corp.	37,040	777,099
Stifel Financial Corp.	13,105	770,574
Total Financials		13,556,996
Health Care - 8.2%
Baxter International, Inc.	4,590	325,156
Encompass Health Corp.	12,645	818,764
Hill-Rom Holdings, Inc.	9,395	864,340
Humana, Inc.	4,720	1,373,425
ICON PLC (Ireland)*	3,850	496,573
Jazz Pharmaceuticals PLC (Ireland)*	6,325	1,068,925
PerkinElmer, Inc.	6,395	475,340
Perrigo Co. PLC (Ireland)	7,780	569,185
QIAGEN, N.V. (Netherlands)*	16,430	596,573
Total Health Care		6,588,281
Industrials - 12.2%
CNH Industrial N.V. (United Kingdom)	90,330	1,060,474
EMCOR Group, Inc.	8,070	612,755
Granite Construction, Inc.	11,535	655,995
Jacobs Engineering Group, Inc.	11,670	756,216
KBR, Inc.	64,115	1,180,998
Knight-Swift Transportation Holdings, Inc.	26,150	1,063,782
Terex Corp.	41,500	1,642,570
The Timken Co.	20,225	956,643
Trinity Industries, Inc.	20,325	701,009
Triton International, Ltd. (Bermuda)	32,255	1,122,797
Total Industrials		9,753,239
Information Technology - 8.0%
KLA-Tencor Corp.	4,365	494,249
Lam Research Corp.	3,977	788,162
Microchip Technology, Inc.[1]	10,730	1,044,887
Orbotech, Ltd. (Israel)*	3,825	244,953
Synopsys, Inc.*	9,890	871,012
Twitter, Inc. *	13,520	469,144
Verint Systems, Inc.*	24,305	1,025,671
Western Digital Corp.	11,980	1,000,450
Zebra Technologies Corp., Class A*	2,745	421,385
Total Information Technology		6,359,913
Materials - 8.1%
Alcoa Corp.*	9,130	438,879
Commercial Metals Co.	50,410	1,191,693
FMC Corp.	8,050	701,075
Huntsman Corp.	35,615	1,138,612

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.1% (continued)
Louisiana-Pacific Corp.	11,135	$324,919
The Mosaic Co.	31,780	873,632
Venator Materials PLC (United Kingdom)*	44,160	778,099
WestRock Co.	17,630	1,038,054
Total Materials		6,484,963
Real Estate - 10.8%
CBRE Group, Inc., Class A*	18,743	865,739
Digital Realty Trust, Inc., REIT	8,274	889,290
Gaming and Leisure Properties, Inc., REIT	25,110	881,361
Host Hotels & Resorts, Inc., REIT	41,410	895,698
Liberty Property Trust, REIT	47,545	2,101,965
Medical Properties Trust, Inc., REIT	104,120	1,412,908
Piedmont Office Realty Trust, Inc., Class A, REIT	52,230	1,003,861
SL Green Realty Corp., REIT	6,050	589,996
Total Real Estate		8,640,818
Utilities - 7.6%
Entergy Corp.	26,670	2,157,870
Exelon Corp.	25,346	1,049,071
Public Service Enterprise Group, Inc.	26,965	1,428,606
Vistra Energy Corp.*	59,280	1,454,138
Total Utilities		6,089,685
Total Common Stocks (Cost $71,317,554)		78,759,384

	Principal Amount	Value
Short-Term Investments - 2.6%
Joint Repurchase Agreements - 1.0%[2]
Nomura Securities International, Inc., dated 05/31/18, due 06/01/18, 1.800% total to be received $782,248 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 06/01/18 - 04/20/68, totaling $797,854)	$782,209	$782,209

	Shares
Other Investment Companies - 1.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.64%[3]	1,256,788	1,256,788
Total Short-Term Investments (Cost $2,038,997)		2,038,997
Total Investments - 101.0% (Cost $73,356,551)		80,798,381
Other Assets, less Liabilities - (1.0)%		(766,775)
Net Assets - 100.0%		$80,031,606

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $749,749 or 0.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the May 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$78,759,384	—	—	$78,759,384
Short-Term Investments
Joint Repurchase Agreements	—	$782,209	—	782,209
Other Investment Companies	1,256,788	—	—	1,256,788

Total Investments in Securities	$80,016,172	$782,209	—	$80,798,381

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of May 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 10, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 10, 2018